Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2019
Intangible Assets and Goodwill
Summary of intangible assets which have an indefinite useful life	The following is a summary of intangible assets which have an indefinite useful life at both June 30, 2019 and December 31, 2018 (in thousands):

Licenses	$168,800
Tradename	154,300
Total	$323,100

Intangible assets that are subject to amortization

Intangible assets that are subject to amortization, including the related accumulated amortization, are comprised as follows (in thousands):

		Successor			Successor
		June 30, 2019			December 31, 2018
	Amortization		Accumulated	Net Carrying		Accumulated	Net Carrying
	Period	Cost	Amortization	Amount	Cost	Amortization	Amount
Customer relationships - Refinitiv Transaction	12 Years	$928,200	$(58,012)	$870,188	$928,200	$(19,338)	$908,862
Content and data	7 Years	154,400	(16,543)	137,857	154,400	(5,514)	148,886
		$1,082,600	$(74,555)	$1,008,045	$1,082,600	$(24,852)	$1,057,748

Estimated annual future amortization for existing intangible assets

The estimated annual future amortization for existing intangibles assets through December 31, 2023 is as follows (in thousands):

Remainder of 2019	$49,704
2020	99,408
2021	99,408
2022	99,408
2023	99,408